Investments (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Jan. 12, 2022	Dec. 31, 2019
IfrsStatementLineItems [Line Items]
Shareholders'equity (deficit)	$ 69,836	$ 69,812	$ 59,876		$ 74,215
Net income for the year	$ 36,755	$ 19,986	$ 948
Exploration And Production Refining Transportation And Marketing Gas And Power And Distribution Segment [Member] | Petrobras International Braspetro Pibbv [Member] | Netherlands [Member]
IfrsStatementLineItems [Line Items]
Name of subsidiary	Several
Proportion of ownership interest in subsidiary	100.00%
Proportion of voting rights held in subsidiary	100.00%
Shareholders'equity (deficit)	$ 52,728
Net income for the year	$ 3,787
Country	Netherlands
Refining Transportation And Marketing Segment [Member] | Petrobras Transporte S A Transpetro [Member] | Countries Of Domicile [Member]
IfrsStatementLineItems [Line Items]
Name of subsidiary	RT&M
Proportion of ownership interest in subsidiary	100.00%
Proportion of voting rights held in subsidiary	100.00%
Shareholders'equity (deficit)	$ 932
Net income for the year	$ 90
Country	Brazil
Refining Transportation And Marketing Segment [Member] | Fabrica Carioca De Catalizadores S A F C C [Member] | Countries Of Domicile [Member]
IfrsStatementLineItems [Line Items]
Name of subsidiary	RT&M
Proportion of ownership interest in subsidiary	50.00%
Proportion of voting rights held in subsidiary	50.00%
Shareholders'equity (deficit)	$ 50
Net income for the year	$ 17
Country	Brazil
Refining Transportation And Marketing Segment [Member] | Logum Logistica S A [Member] | Countries Of Domicile [Member]
IfrsStatementLineItems [Line Items]
Name of subsidiary	RT&M
Proportion of ownership interest in subsidiary	30.00%
Proportion of voting rights held in subsidiary	30.00%
Shareholders'equity (deficit)	$ 192
Net income for the year	$ (33)
Country	Brazil
Refining Transportation And Marketing Segment [Member] | Petrocoque S A Industria E Comercio [Member] | Countries Of Domicile [Member]
IfrsStatementLineItems [Line Items]
Name of subsidiary	RT&M
Proportion of ownership interest in subsidiary	50.00%
Proportion of voting rights held in subsidiary	50.00%
Shareholders'equity (deficit)	$ 16
Net income for the year	$ 80
Country	Brazil
Refining Transportation And Marketing Segment [Member] | Refinaria De Petroleo Riograndense S A [Member] | Countries Of Domicile [Member]
IfrsStatementLineItems [Line Items]
Name of subsidiary	RT&M
Proportion of ownership interest in subsidiary	33.20%
Proportion of voting rights held in subsidiary	33.33%
Shareholders'equity (deficit)	$ 19
Net income for the year	$ 15
Country	Brazil
Refining Transportation And Marketing Segment [Member] | Metanol Do Nordeste S A Metanor [Member] | Countries Of Domicile [Member]
IfrsStatementLineItems [Line Items]
Name of subsidiary	RT&M
Proportion of ownership interest in subsidiary	34.54%
Proportion of voting rights held in subsidiary	50.00%
Shareholders'equity (deficit)	$ 19
Net income for the year	$ 5
Country	Brazil
Refining Transportation And Marketing Segment [Member] | Companhia De Coque Calcinado De Petroleo S A Coquepar [Member] | Countries Of Domicile [Member]
IfrsStatementLineItems [Line Items]
Name of subsidiary	RT&M
Proportion of ownership interest in subsidiary	45.00%
Proportion of voting rights held in subsidiary	45.00%
Country	Brazil
Refining Transportation And Marketing Segment [Member] | Braskem S A [Member] | Countries Of Domicile [Member]
IfrsStatementLineItems [Line Items]
Name of subsidiary	RT&M
Proportion of ownership interest in subsidiary	36.15%
Proportion of voting rights held in subsidiary	47.03%
Shareholders'equity (deficit)	$ 1,309
Net income for the year	$ 206
Country	Brazil
Refining Transportation And Marketing Segment [Member] | Nitroclor Ltda [Member] | Countries Of Domicile [Member]
IfrsStatementLineItems [Line Items]
Name of subsidiary	RT&M
Proportion of ownership interest in subsidiary	38.80%
Proportion of voting rights held in subsidiary	38.80%
Country	Brazil
Exploration And Production Segment [Member] | Petrobras Logistica De Exploracao E Producao S A P B L O G [Member] | Countries Of Domicile [Member]
IfrsStatementLineItems [Line Items]
Name of subsidiary	E&P
Proportion of ownership interest in subsidiary	100.00%
Proportion of voting rights held in subsidiary	100.00%
Shareholders'equity (deficit)				$ 87
Net income for the year	$ 225
Country	Brazil
Exploration And Production Segment [Member] | Fundo De Investimento Imobiliario R B Logistica F I I [Member] | Countries Of Domicile [Member]
IfrsStatementLineItems [Line Items]
Name of subsidiary	E&P
Proportion of ownership interest in subsidiary	99.15%
Proportion of voting rights held in subsidiary	99.15%
Shareholders'equity (deficit)	$ 16
Net income for the year	$ 8
Country	Brazil
Biofuels Segment [Member] | Petrobras Biocombustivel S A [Member] | Countries Of Domicile [Member]
IfrsStatementLineItems [Line Items]
Name of subsidiary	Corporate, others
Proportion of ownership interest in subsidiary	100.00%
Proportion of voting rights held in subsidiary	100.00%
Shareholders'equity (deficit)	$ 193
Net income for the year	$ (38)
Country	Brazil
Gas And Power Segment [Member] | Araucaria Nitrogenados S A [Member] | Countries Of Domicile [Member]
IfrsStatementLineItems [Line Items]
Name of subsidiary	Gas & Power
Proportion of ownership interest in subsidiary	100.00%
Proportion of voting rights held in subsidiary	100.00%
Shareholders'equity (deficit)	$ 31
Net income for the year	$ 10
Country	Brazil
Gas And Power Segment [Member] | Termomacae Ltda [Member] | Countries Of Domicile [Member]
IfrsStatementLineItems [Line Items]
Name of subsidiary	Gas & Power
Proportion of ownership interest in subsidiary	100.00%
Proportion of voting rights held in subsidiary	100.00%
Shareholders'equity (deficit)	$ 61
Net income for the year	$ 14
Country	Brazil
Gas And Power Segment [Member] | Termobahia S A [Member] | Countries Of Domicile [Member]
IfrsStatementLineItems [Line Items]
Name of subsidiary	Gas & Power
Proportion of ownership interest in subsidiary	98.85%
Proportion of voting rights held in subsidiary	98.85%
Shareholders'equity (deficit)	$ 67
Net income for the year	$ 11
Country	Brazil
Gas And Power Segment [Member] | Baixada Santista Energia S A [Member] | Countries Of Domicile [Member]
IfrsStatementLineItems [Line Items]
Name of subsidiary	Gas & Power
Proportion of ownership interest in subsidiary	100.00%
Proportion of voting rights held in subsidiary	100.00%
Shareholders'equity (deficit)	$ 58
Net income for the year	$ 4
Country	Brazil
Gas And Power Segment [Member] | Transportadora Brasileira Gasoduto Brasil Bolivia [Member] | Countries Of Domicile [Member]
IfrsStatementLineItems [Line Items]
Name of subsidiary	Gas & Power
Proportion of ownership interest in subsidiary	51.00%
Proportion of voting rights held in subsidiary	51.00%
Shareholders'equity (deficit)	$ 119
Net income for the year	$ 181
Country	Brazil
Gas And Power Segment [Member] | Ibiritermo S A [Member] | Countries Of Domicile [Member]
IfrsStatementLineItems [Line Items]
Name of subsidiary	Gas & Power
Proportion of ownership interest in subsidiary	100.00%
Proportion of voting rights held in subsidiary	100.00%
Shareholders'equity (deficit)	$ 2
Net income for the year	$ 5
Country	Brazil
Gas And Power Segment [Member] | Brasympe Energia S A [Member] | Countries Of Domicile [Member]
IfrsStatementLineItems [Line Items]
Name of subsidiary	Gas & Power
Proportion of ownership interest in subsidiary	20.00%
Proportion of voting rights held in subsidiary	20.00%
Shareholders'equity (deficit)	$ 14
Net income for the year	$ 1
Country	Brazil
Gas And Power Segment [Member] | Brentech Energia S A [Member] | Countries Of Domicile [Member]
IfrsStatementLineItems [Line Items]
Name of subsidiary	Gas & Power
Proportion of ownership interest in subsidiary	30.00%
Proportion of voting rights held in subsidiary	30.00%
Shareholders'equity (deficit)	$ 16
Net income for the year	$ 28
Country	Brazil
Gas And Power Segment [Member] | U E G Araucaria Ltda [Member] | Countries Of Domicile [Member]
IfrsStatementLineItems [Line Items]
Name of subsidiary	Gas & Power
Proportion of ownership interest in subsidiary	18.80%
Proportion of voting rights held in subsidiary	18.80%
Shareholders'equity (deficit)	$ 82
Net income for the year	$ (26)
Country	Brazil
Gas And Power Segment [Member] | Energetica S U A P E I I [Member] | Countries Of Domicile [Member]
IfrsStatementLineItems [Line Items]
Name of subsidiary	Gas & Power
Proportion of ownership interest in subsidiary	20.00%
Proportion of voting rights held in subsidiary	20.00%
Shareholders'equity (deficit)	$ 88
Net income for the year	$ 31
Country	Brazil
Gas And Power Segment [Member] | Bioenergetica Britaruma S A [Member] | Countries Of Domicile [Member]
IfrsStatementLineItems [Line Items]
Name of subsidiary	Gas & Power
Proportion of ownership interest in subsidiary	30.00%
Proportion of voting rights held in subsidiary	30.00%
Country	Brazil
Corporate Segment [Member] | Braspetro Oil Services Company Brasoil [Member] | Cayman Islands [Member]
IfrsStatementLineItems [Line Items]
Name of subsidiary	Corporate, others
Proportion of ownership interest in subsidiary	100.00%
Proportion of voting rights held in subsidiary	100.00%
Shareholders'equity (deficit)	$ 118
Net income for the year	$ 7
Country	Cayman Islands
Corporate Segment [Member] | Procurement Negocios Eletronicos S A [Member] | Countries Of Domicile [Member]
IfrsStatementLineItems [Line Items]
Name of subsidiary	Corporate, others
Proportion of ownership interest in subsidiary	72.00%
Proportion of voting rights held in subsidiary	49.00%
Shareholders'equity (deficit)	$ 7
Net income for the year	$ 2
Country	Brazil
Corporate Segment [Member] | Petrobras Comercializadora De Energia Ltda P B E N [Member] | Countries Of Domicile [Member]
IfrsStatementLineItems [Line Items]
Name of subsidiary	Corporate, others
Proportion of ownership interest in subsidiary	100.00%
Proportion of voting rights held in subsidiary	100.00%
Shareholders'equity (deficit)	$ 11
Country	Brazil
Corporate Segment [Member] | Associacao Petrobras De Saude [Member] | Countries Of Domicile [Member]
IfrsStatementLineItems [Line Items]
Name of subsidiary	Corporate, others
Proportion of ownership interest in subsidiary	93.47%
Proportion of voting rights held in subsidiary	93.47%
Shareholders'equity (deficit)	$ 116
Net income for the year	$ 21
Country	Brazil
R Tand M [Member] | Refinariade Mataripe S A [Member] | Countries Of Domicile [Member]
IfrsStatementLineItems [Line Items]
Name of subsidiary	RT&M
Proportion of ownership interest in subsidiary	100.00%
Proportion of voting rights held in subsidiary	100.00%
Country	Brazil
R Tand M [Member] | Refinaria De Mucuripe S A [Member] | Countries Of Domicile [Member]
IfrsStatementLineItems [Line Items]
Name of subsidiary	RT&M
Proportion of ownership interest in subsidiary	100.00%
Proportion of voting rights held in subsidiary	100.00%
Country	Brazil
Gas And Power [Member] | Transportadora Sulbrasileirade Gas T S B [Member] | Countries Of Domicile [Member]
IfrsStatementLineItems [Line Items]
Name of subsidiary	Gas & Power
Proportion of ownership interest in subsidiary	25.00%
Proportion of voting rights held in subsidiary	25.00%
Shareholders'equity (deficit)	$ 3
Net income for the year	$ 2
Country	Brazil